Revenue from Contracts with Customers	6 Months Ended
Jun. 30, 2019
Revenue From Contract With Customer [Abstract]
Revenue from Contactrs with Customers

3.Revenue from Contracts with Customers

Voyage charters and contracts of affreightment: Revenues from voyage charters and contracts of affreightment amounted to $54,563 and $40,434 for the second quarter of 2019 and 2018, respectively, and for the first half of 2019, amounted to $114,408 compared to $80,383 for the prior year first half.

Time and bareboat charters: Revenues from time charter hire arrangements amounted to $89,457 and $83,493 for the second quarter of 2019 and 2018, respectively, and for the first half of 2019, amounted to $176,656 compared to $169,268 for the prior year first half.

Unearned revenue: Unearned revenue represents cash received within the reporting period, for which related service has not been provided, primary relating to time charter agreements. As of June 30, 2019, deferred revenue amounted to $10,988 ($6,007 as December 31, 2018).